LEASES - Maturity of Lease Payments (Details) $ in Millions, Rp in Billions	12 Months Ended
	Dec. 31, 2023 IDR (Rp) contract	Dec. 31, 2023 USD ($)	Dec. 31, 2022 IDR (Rp)
LEASES
Total lease payments	Rp 24,402		Rp 21,908
Interest	(4,100)		(3,435)
Net present value of lease payments	20,302		18,473
Current	(5,458)	$ (354)	(4,772)
Non-current	Rp 14,844	$ 964	13,701
Number of lease contracts with variable lease payments | contract	0
No later than a year
LEASES
Total lease payments	Rp 6,513		5,741
Later than 1 year and no later than 5 years
LEASES
Total lease payments	11,460		11,278
Later than 5 years
LEASES
Total lease payments	Rp 6,429		Rp 4,889